SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - SECURITIZE, INC. AND SUBSIDIARIES - Intangible Assets (Details) - Securitize, Inc. and Subsidiaries	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Customer relationships
Intangible Asset, Finite-Lived [Line Items]
Weighted- average Remaining Useful Lives (Years)	10 years 7 months 6 days	10 years 9 months 18 days	11 years 4 months 24 days
Customer relationships | Minimum
Intangible Asset, Finite-Lived [Line Items]
Weighted- average Remaining Useful Lives (Years)		10 years
Customer relationships | Maximum
Intangible Asset, Finite-Lived [Line Items]
Weighted- average Remaining Useful Lives (Years)		15 years
Non-compete agreements
Intangible Asset, Finite-Lived [Line Items]
Weighted- average Remaining Useful Lives (Years)	3 months 18 days	4 months 24 days	9 months 18 days
Non-compete agreements | Minimum
Intangible Asset, Finite-Lived [Line Items]
Weighted- average Remaining Useful Lives (Years)		3 years
Non-compete agreements | Maximum
Intangible Asset, Finite-Lived [Line Items]
Weighted- average Remaining Useful Lives (Years)		5 years
Licenses
Intangible Asset, Finite-Lived [Line Items]
Weighted- average Remaining Useful Lives (Years)	10 months 24 days	1 year 2 months 12 days	2 years 2 months 12 days